Leasing (Tables)	12 Months Ended
Dec. 31, 2017
Leasing
Schedule of reconciliation between gross investment and leases

	Consolidated Group
	December 31, 2017		December 31, 2016
Skr mn	Gross investment	Present value of minimum lease payments	Gross investment	Present value of minimum lease payments
No later than one year	124	107	122	103
Later than one year and no later than five years	246	226	319	287
Later than five years	—	—	23	21

Total	370	333	464	411

Unearned finance income	—	37	—	53
Unguaranteed residual value	—	—	—	—

Total	370	370	464	464